Investments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities, and Equity Method Investments [Abstract]
Investments
Investments
The carrying amounts and fair values of our available for sale securities at March 31, 2018 and December 31, 2017 are as follows:

	March 31, 2018
	Carrying	Cost	Unrealized	Unrealized	Fair
	Value	Basis	Gains	Losses	Value
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$245	$247	$—	$(2)	$245
State and political subdivisions	230	227	3	—	230
Corporate debt securities	1,196	1,201	6	(11)	1,196
Mortgage-backed/asset-backed securities	53	53	1	(1)	53
Foreign government bonds	58	60	—	(2)	58
Total	$1,782	$1,788	$10	$(16)	$1,782

	December 31, 2017
	Carrying	Cost	Unrealized	Unrealized	Fair
	Value	Basis	Gains	Losses	Value
	(In millions)
Fixed maturity securities available for sale:
U.S. government and agencies	$195	$196	$—	$(1)	$195
State and political subdivisions	391	387	4	—	391
Corporate debt securities	1,117	1,110	11	(4)	1,117
Mortgage-backed/asset-backed securities	56	55	1	—	56
Foreign government bonds	57	58	1	(2)	57
Preferred securities	319	307	12	—	319
Equity securities	681	517	172	(8)	681
Total	$2,816	$2,630	$201	$(15)	$2,816

The cost basis of fixed maturity securities available for sale includes an adjustment for amortized premium or accreted discount since the date of purchase.
In conjunction with our adoption of ASU No. 2016-01, beginning January 1, 2018, unrealized gains and losses on equity and preferred securities are included in Realized gains and losses, net on the Condensed Consolidated Statement of Earnings for the three months ended March 31, 2018. Accordingly, they are excluded from the table as of March 31, 2018 above. Refer to discussion under Recent Accounting Pronouncements included in Note A. Basis of Financial Statements for further discussion of the effects of the adoption of ASU 2016-01.
The following table presents certain information regarding contractual maturities of our fixed maturity securities at March 31, 2018:

	March 31, 2018
	Amortized	% of	Fair	% of
Maturity	Cost	Total	Value	Total
	(Dollars in millions)
One year or less	$445	25%	$444	25%
After one year through five years	1,269	71	1,264	71
After five years through ten years	16	1	16	1
After ten years	5	—	5	—
Mortgage-backed/asset-backed securities	53	3	53	3
Total	$1,788	100%	$1,782	100%

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on mortgage-backed and asset-backed securities, they are not categorized by contractual maturity.
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at March 31, 2018 and December 31, 2017, were as follows (in millions):

March 31, 2018
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government and agencies	$210	$(2)	$—	$—	$210	$(2)
Corporate debt securities	830	(8)	44	(3)	874	(11)
Foreign government bonds	19	(1)	7	(1)	26	(2)
Mortgage-backed/asset-backed securities	29	(1)	—	—	29	(1)
Total temporarily impaired securities	$1,088	$(12)	$51	$(4)	$1,139	$(16)

December 31, 2017
	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. government and agencies	$149	$(1)	$—	$—	$149	$(1)
Corporate debt securities	464	(3)	51	(1)	515	(4)
Foreign government bonds	—	—	10	(2)	10	(2)
Equity securities	121	(7)	5	(1)	126	(8)
Total temporarily impaired securities	$734	$(11)	$66	$(4)	$800	$(15)

We recorded no impairment charges relating to investments during the three-month periods ended March 31, 2018 or 2017.
As of March 31, 2018 and December 31, 2017, we held no investment securities for which an other-than-temporary impairment had been previously recognized. It is possible that future events may lead us to recognize impairment losses related to our investment portfolio and that unanticipated future events may lead us to dispose of certain investment holdings and recognize the effects of any market movements in our condensed consolidated financial statements.
The following table presents realized gains and losses on investments and other assets and proceeds from the sale or maturity of investments and other assets for the three-month periods ended March 31, 2018 and 2017, respectively:

	Three months ended March 31, 2018
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$3	$—	$3	$298
Valuation losses on equity securities			(4)	—
Valuation losses on preferred securities			(3)	—
Property and equipment			5	21
Total			$1	$319

	Three months ended March 31, 2017
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$3	$(3)	$—	$236
Loss on debt redemptions			(2)	—
Other assets			(2)	—
Total			$(4)	$236

Investments
 The carrying amounts and fair values of our available for sale securities at December 31, 2017 and 2016 are as follows:

	December 31, 2017
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity investments available for sale:
U.S. government and agencies	$195	$196	$—	$(1)	$195
States and political subdivisions	391	387	4	—	391
Corporate debt securities	1,117	1,110	11	(4)	1,117
Foreign government bonds	57	58	1	(2)	57
Mortgage-backed/asset-backed securities	56	55	1	—	56
Preferred stock available for sale	319	307	12	—	319
Equity securities available for sale	681	517	172	(8)	681
Total	$2,816	$2,630	$201	$(15)	$2,816

	December 31, 2016
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity investments available for sale:
U.S. government and agencies	$117	$117	$—	$—	$117
States and political subdivisions	615	607	9	(1)	615
Corporate debt securities	1,508	1,499	15	(6)	1,508
Foreign government bonds	109	117	—	(8)	109
Mortgage-backed/asset-backed securities	58	56	2	—	58
Preferred stock available for sale	315	312	6	(3)	315
Equity securities available for sale	386	278	108	—	386
Total	$3,108	$2,986	$140	$(18)	$3,108

The cost basis of fixed maturity securities available for sale includes an adjustment for amortized premium or discount since the date of purchase.
The change in net unrealized gains and (losses) on fixed maturities for the years ended December 31, 2017, 2016, and 2015 was $(1) million, $13 million, and $(64) million, respectively.
The following table presents certain information regarding contractual maturities of our fixed maturity securities at December 31, 2017:

	December 31, 2017
Maturity	Amortized Cost	% of Total	Fair Value	% of Total
	(Dollars in millions)
One year or less	$496	27.5%	$496	27.3%
After one year through five years	1,219	67.5	1,227	67.5
After five years through ten years	31	1.7	32	1.8
After ten years	5	0.3	5	0.3
Mortgage-backed/asset-backed securities	55	3.0	56	3.1
	$1,806	100.0%	$1,816	100.0%

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on mortgage-backed and asset-backed securities, they are not categorized by contractual maturity.
Fixed maturity securities valued at approximately $128 million and $123 million were on deposit with various governmental authorities at December 31, 2017 and 2016, respectively, as required by law.
Equity securities are carried at fair value. The change in net unrealized gains and losses on equity securities for the years ended December 31, 2017, 2016 and 2015 was a net increase (decrease) of $56 million, $39 million, and $(4) million, respectively.
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017 and 2016 are as follows (in millions):

December 31, 2017
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate debt securities	$464	$(3)	$51	$(1)	$515	$(4)
U.S. government and agencies	149	(1)	—	—	149	(1)
Foreign government bonds	—	—	10	(2)	10	(2)
Equity securities available for sale	121	(7)	5	(1)	126	(8)
Total temporarily impaired securities	$734	$(11)	$66	$(4)	$800	$(15)

December 31, 2016
	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
States and political subdivisions	$107	$(1)	$—	$—	$107	$(1)
Corporate debt securities	410	(4)	11	(2)	421	(6)
Foreign government bonds	85	(4)	20	(4)	105	(8)
Preferred stock available for sale	55	(2)	42	(1)	97	(3)
Total temporarily impaired securities	$657	$(11)	$73	$(7)	$730	$(18)

The unrealized losses for the corporate debt securities and U.S. government bonds were primarily caused by fluctuations in interest rates. The unrealized losses for the foreign government bonds were primarily caused by foreign exchange fluctuations. We consider the unrealized losses related to these securities to be temporary rather than changes in credit quality. We expect to recover the entire amortized cost basis of our temporarily impaired fixed maturity securities as we do not intend to sell these securities and we do not believe that we will be required to sell the fixed maturity securities before recovery of the cost basis. For these reasons, we do not consider these securities other-than-temporarily impaired at December 31, 2017. It is reasonably possible that declines in fair value below cost not considered other-than-temporary in the current period could be considered to be other-than-temporary in a future period and earnings would be reduced to the extent of the impairment.
The unrealized losses for the equity securities available for sale were primarily caused by market volatility in certain investees and market sectors. We expect to recover the entire cost basis of our temporarily impaired equity securities available for sale as we do not intend to sell these securities and we do not believe that we will be required to sell the securities before recovery of the cost basis. For these reasons, we do not consider these securities other-than-temporarily impaired at December 31, 2017. It is reasonably possible that declines in fair value below cost not considered other-than-temporary in the current period could be considered to be other-than-temporary in a future period and earnings would be reduced to the extent of the impairment.
During the years ended December 31, 2017, 2016 and 2015 we incurred impairment charges relating to investments that were determined to be other-than-temporarily impaired, which resulted in impairment charges of $1 million, $19 million and $14 million, respectively. The impairment charges in 2017 related to a fixed maturity security of an investee entering Chapter 11 bankruptcy which has exhibited a decreasing fair market value and from which we are uncertain of our ability to recover our initial investment.The impairment charges in 2016 related to fixed maturity securities of $13 million, an investment in an unconsolidated affiliate of $3 million, and an other long term investment of $3 million. In each case, we determined the credit risk of the holdings was high and the ability to recover our investment was unlikely. Impairment charges in the 2015 period was for a fixed maturity security that we determined the credit risk was high and the ability of the issuer to pay the full amount of the principal outstanding was unlikely.
As of December 31, 2017, we held no securities for which other-than-temporary impairments had been previously recognized. As of December 31, 2016, we held $7 million investments for which an other-than-temporary impairment had been previously recognized. It is possible that future events may lead us to recognize potential future impairment losses related to our investment portfolio and that unanticipated future events may lead us to dispose of certain investment holdings and recognize the effects of any market movements in our consolidated financial statements.

The following table presents realized gains and losses on investments and other assets and proceeds from the sale or maturity of investments and other assets for the years ended December 31, 2017, 2016, and 2015, respectively:

	Year ended December 31, 2017
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$7	$(8)	$(1)	$968
Preferred stock available for sale	—	—	—	10
Other long-term investments			9	21
Loss on debt conversions			(6)	—
Property, plant and equipment			2	4
Other intangible assets			(1)	—
Other realized gains and losses, net			(1)	—
Total			$2	$1,003

	Year ended December 31, 2016
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$4	$(16)	$(12)	$624
Preferred stock available for sale	1	—	1	9
Equity securities available for sale	11	(1)	10	50
Investments in unconsolidated affiliates			(3)	—
Other intangible assets			(1)	—
Other assets			(3)	6
Total			$(8)	$689

	Year ended December 31, 2015
	Gross Realized Gains	Gross Realized Losses	Net Realized Gains (Losses)	Gross Proceeds from Sale/Maturity
	(In millions)
Fixed maturity securities available for sale	$14	$(17)	$(3)	$1,076
Preferred stock available for sale	1	—	1	58
Equity securities available for sale	13	(11)	2	51
Other assets			11	—
Total			$11	$1,185

Interest and investment income consists of the following:

	Year Ended December 31,
	2017	2016	2015
	(In millions)
Cash and cash equivalents	$3	$—	$—
Fixed maturity securities available for sale	61	76	82
Equity securities and preferred stock available for sale	28	28	24
Short-term investments	4	2	—
Other	35	20	15
Total	$131	$126	$121